Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation Of Basic And Diluted Earnings Per Share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Dollars in thousands, except share and per share data)
Numerator
Net income	$56,077	$52,476	$47,669
Less: Dividend equivalents paid to vested RSUs and SARs	(1,426)	(940)	(884)
Net income available to common shareholders	$54,651	$51,536	$46,785
Denominator
Weighted average shares outstanding-Basic	41,405,211	34,129,880	25,792,932
Dilutive common equivalent shares:
RSUs	48,674	102,914	164,998
SARs	73,699	10,662	3,675
Weighted average shares outstanding-Diluted	41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$1.32	$1.51	$1.81
Diluted	$1.32	$1.50	$1.80